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                                  CERTIFICATION


Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of the Berger Worldwide Funds Trust (the "Registrant"). Registrant's 1933 Act No. is 333-05677 and Registrant's 1940 Act No. is 811-07669.

                  There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 16 ("PEA No. 16") on January 28, 2003, pursuant to Rule 485(a) of the 1933 Act, which became effective January 28, 2003 pursuant to Order of the Commission, for the following funds:

                           Berger International Fund
                           Berger International CORE Fund
                           International Equity Fund

         2.       The text of PEA No. 16 has been filed electronically.

DATED:  January 31, 2003

                                                Berger Worldwide Funds Trust

                                                /s/  Anthony R. Bosch

                                                By:  Anthony R. Bosch
                                                Vice President